Cover	Oct. 04, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2021
Entity File Number	001-01043
Entity Registrant Name	BRUNSWICK CORPORATION
Entity Central Index Key	0000014930
Entity Tax Identification Number	36-0848180
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	26125 N. Riverwoods Blvd., Suite 500
Entity Address, City or Town	Mettawa
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045-3420
City Area Code	847
Local Phone Number	735-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.75 per share
Trading Symbol	BC
Security Exchange Name	NYSE
Common stock [Member] | CHICAGO STOCK EXCHANGE, INC [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.75 per share
Trading Symbol	BC
Security Exchange Name	CHX
6.500% Senior Notes due 2048 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.500% Senior Notes due 2048
Trading Symbol	BC-A
Security Exchange Name	NYSE
6.625% Senior Notes due 2049 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.625% Senior Notes due 2049
Trading Symbol	BC-B
Security Exchange Name	NYSE
6.375% Senior Notes due 2049 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.375% Senior Notes due 2049
Trading Symbol	BC-C
Security Exchange Name	NYSE